TAXATION (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%		25.00%	25.00%	25.00%	25.00%
Income tax provision for the sales of cost method investment gain recognized according to Circular 7			¥ 1,881,456	$ 270,986	¥ 83,103,026	$ 13,587,500
Increase in Effective Income Tax Rate	76.30%		116.80%	116.80%
Deferred Tax Assets, Valuation Allowance, Noncurrent	¥ 3,143,454	[1]	¥ 35,963,269
Maximum
Tax Rate Disclosure [Line Items]
EIT withholding tax rate	10.00%
PRC
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	25.00%
EIT withholding tax rate	10.00%
Maximum EIT withholding tax rate if the foreign investor owns directly at least 25% of the shares of the FIE	5.00%
Minimum percentage the foreign investor owns directly of the shares of the FIE will subject to no more than 5% EIT withholding tax.	25.00%
PRC | Car rental service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	17.00%
PRC | Designated Driving Service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	11.00%
PRC | Qualified Management Services
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	6.00%
Hong Kong
Tax Rate Disclosure [Line Items]
Statutory income tax rate (as a percent)	16.50%
Shanghai | Car rental service
Tax Rate Disclosure [Line Items]
VAT rate (as a percent)	3.00%

[1]	The Company has adopted ASU 2015-17 prospectively since January 1, 2017.